Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
REVENUES	$ 439,027		$ 961,815
COST OF SALES	282,258		592,259
GROSS PROFIT	156,769		369,556
OPERATING EXPENSES
Consulting fees	1,184,424	13,026,697	3,413,205	13,668,090
General and administrative	569,138	770,618	2,401,386	1,244,587
Salaries expense	1,766,122	663,916	2,526,437	1,123,549
Research and development	8,274,953	104,930	8,362,247	134,342
Total Operating Expenses	11,794,637	14,566,161	16,703,275	16,170,568
LOSS FROM OPERATIONS	(11,637,868)	(14,566,161)	(16,333,719)	(16,170,568)
OTHER INCOME (EXPENSE)
Finance costs pursuant to debt issuance	(3,949,857)	(405,768)	(4,122,900)	(814,250)
Impairment loss	(11,310,374)		(11,310,374)
Gain on settlement of accrued expenses			26,273	150,000
Loss on sale of asset	(6,752)		(6,752)
Other income	2,254	913	8,158	936
Interest expense	(230,894)	(23,206)	(241,695)	(63,386)
Equity in losses of investee		(136,758)		(383,015)
Total Other Expense	(15,495,623)	(564,819)	(15,647,290)	(1,109,715)
LOSS BEFORE INCOME TAXES	(27,133,491)	(15,130,980)	(31,981,009)	(17,280,283)
INCOME TAXES	0	0	0	0
NET LOSS	$ (27,133,491)	$ (15,130,980)	$ (31,981,009)	$ (17,280,283)
NET LOSS PER SHARE - BASIC AND DILUTED (in Dollars per share)	$ (0.41)	$ (0.36)	$ (0.50)	$ (0.47)
WEIGHTED AVERAGE OUTSTANDING SHARES - BASIC AND DILUTED (in Shares)	66,195,921	42,018,643	63,578,983	36,454,956